EMPLOYEE BENEFITS (Details) - CNY (¥) ¥ in Millions	Oct. 28, 2010	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2013	Dec. 31, 2012
EMPLOYEE BENEFITS
Accrued employee benefits		¥ 1,970	¥ 1,884	¥ 26	¥ 12
Penalty on daily rate basis as a percentage of outstanding contribution	0.05%